Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Balance Sheet Related Disclosures [Abstract]
Restructuring Reserve, Current	$ 12
Accrued Bonuses	36	$ 40
Other	156	165
Accrued liabilities total	$ 192	$ 205